Share-Based Compensation - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Nov. 30, 2017 shares	Dec. 31, 2017 shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 $ / shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 $ / shares	Dec. 31, 2020 USD ($) shares	Oct. 18, 2010 shares
2010 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares authorized for issuance			589,729,714						589,729,714	58,875,478
Plan expiration term			10 years	10 years
Plan extended expiration term			20 years	20 years
Vested options expiration term			90 days	90 days
Shares granted during the period			88,611,584	88,611,584
2010 Plan | Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares vesting term			4 years	4 years
Unrecognized compensation cost			¥ 2,205,351						$ 337,985
A weighted-average vesting period over which unrecognized compensation cost is expected to be recognized			2 years 8 months 4 days	2 years 8 months 4 days
Weighted-average grant-date fair value of options granted | $ / shares				$ 2.37		$ 2.83		$ 2.19
Total fair value of options vested during period			¥ 1,222,571	$ 187,367	¥ 832,594		¥ 267,599
Intrinsic value of options exercised			¥ 888,668	$ 136,194	1,055,675		282,212
2010 Plan | Vesting on First Anniversary | Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting percentage			25.00%	25.00%
2010 Plan | Vesting on Quarterly Basis Thereafter | Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting percentage			75.00%	75.00%
2017 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Plan expiration term	10 years
Number of shares authorized to grant	720,000
2017 Plan | Restricted Share Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares vesting term			4 years	4 years
Unrecognized compensation cost			¥ 581						$ 89
A weighted-average vesting period over which unrecognized compensation cost is expected to be recognized			11 months 15 days	11 months 15 days
Total fair value of options vested during period			¥ 611	$ 94	¥ 175		¥ 455
Shares granted during the period		720,000
Weighted average grant date fair value | $ / shares				$ 0		$ 0		$ 0
2017 Plan | Vesting on First Anniversary | Restricted Share Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting percentage			25.00%	25.00%